Effective Income Tax Reconciliation (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.80	$ 0.73	$ 0.66
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.80	$ 0.72	$ 0.65